Right of Use Asset and Lease Liability	6 Months Ended
Sep. 30, 2024
Disclosure of quantitative information about leases for lessee [Abstract]
Right of Use Asset and Lease Liability [Text Block]

14. Right of Use Asset and Lease Liability

The Company has lease agreements for its offices, and buildings for its datacenters in Sweden and Quebec, Canada, in addition to electrical equipment in Sweden.

During the three and six months period ended September 30, 2024, the Company recognized interest expense on the lease liability of $ 0.11 million and $0.23 million, respectively (September 30, 2023 - $0.14 million and $0.28 million, respectively) which was recorded within finance expense.

Cost	Right of Use Assets
Balance, March 31, 2023	$17,302
Adjustment for change in variable payments based on rate or index	287
Foreign exchange	(8)
Balance, March 31, 2024	$17,581
Additions	432
Lease modification	117
Foreign exchange	31
Balance, September 30, 2024	$18,161

Accumulated Depreciation
Balance, March 31, 2023	$(6,329)
Depreciation	(2,771)
Foreign exchange	7
Balance, March 31, 2024	$(9,093)
Depreciation	(1,480)
Foreign exchange	(18)
Balance, September 30, 2024	$(10,591)

Carrying Amount
Balance, March 31, 2024	$8,488
Balance, September 30, 2024	$7,570

Lease Liability
Balance, March 31, 2023	$10,468
Lease payments made	(2,855)
Adjustment for change in variable payments based on rate or index	287
Interest expense on lease liabilities	533
Foreign exchange	(180)
Balance, March 31, 2024	$8,253
Lease payments made	(1,522)
Additions	432
Lease modification	117
Interest expense on lease liabilities	229
Foreign exchange	242
7,751
Less: current portion	(2,873)
Balance, September 30, 2024	$4,878

Lease Disclosures
Interest expense on lease liabilities	$229
Total cash outflow for leases	$1,522

Maturity Analysis - Undiscounted Contractual Payments
Less than 1 year	$3,244
1 to 2 years	3,161
2 to 3 years	1,214
3 to 4 years	776
4 to 5 years	3
$8,398